Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended			37 Months Ended			38 Months Ended			39 Months Ended			40 Months Ended			41 Months Ended			42 Months Ended			43 Months Ended			44 Months Ended			45 Months Ended			46 Months Ended			47 Months Ended			48 Months Ended			49 Months Ended			50 Months Ended			51 Months Ended			52 Months Ended			53 Months Ended			54 Months Ended			55 Months Ended			56 Months Ended			57 Months Ended			58 Months Ended			59 Months Ended			60 Months Ended			61 Months Ended			62 Months Ended			63 Months Ended			64 Months Ended			65 Months Ended			66 Months Ended			67 Months Ended			68 Months Ended			69 Months Ended			70 Months Ended			71 Months Ended			72 Months Ended			73 Months Ended			74 Months Ended			75 Months Ended			76 Months Ended			77 Months Ended			78 Months Ended			79 Months Ended			80 Months Ended			81 Months Ended			82 Months Ended			83 Months Ended			84 Months Ended			85 Months Ended			86 Months Ended			87 Months Ended			88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended		110 Months Ended		111 Months Ended		112 Months Ended		113 Months Ended		114 Months Ended		115 Months Ended		116 Months Ended		117 Months Ended		118 Months Ended		119 Months Ended		120 Months Ended
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C000201048
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLC
Accumulated Value	$ 9,880	$ 10,000			$ 9,689			$ 9,836			$ 9,822			$ 9,241			$ 9,037			$ 8,302			$ 9,280			$ 9,234			$ 9,426			$ 10,097			$ 9,493				$ 9,943			$ 10,257			$ 10,013			$ 10,025			$ 10,244			$ 10,638			$ 10,894			$ 10,948			$ 10,312			$ 8,998			$ 10,234			$ 10,999			$ 11,026			$ 11,845			$ 12,907			$ 12,136			$ 12,087			$ 13,353			$ 13,816			$ 13,695			$ 14,655			$ 15,027			$ 15,996			$ 16,146			$ 16,628			$ 16,924			$ 17,583			$ 16,489			$ 16,522			$ 15,513			$ 16,012			$ 15,246			$ 14,109			$ 14,208			$ 12,210			$ 12,438			$ 11,241			$ 11,676			$ 11,266			$ 9,941			$ 10,009			$ 10,696			$ 9,983			$ 11,461			$ 11,133			$ 12,098			$ 12,498			$ 12,984			$ 13,602			$ 14,373			$ 14,154			$ 13,742			$ 13,560			$ 14,615			$ 15,259			$ 15,940			$ 16,686			$ 17,198			$ 16,403			$ 17,527			$ 18,082			$ 18,125			$ 18,438			$ 19,146			$ 19,498			$ 20,832			$ 20,544			$ 21,740			$ 21,661			$ 20,538			$ 20,343			$ 21,603			$ 23,164			$ 22,930			$ 23,766			$ 25,355
C000017594
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLY
Accumulated Value				$ 10,000		$ 10,904			$ 10,877			$ 10,574			$ 10,033			$ 10,070			$ 10,737				$ 10,751		$ 10,765			$ 10,638			$ 11,121				$ 10,982			$ 10,948			$ 10,691			$ 11,190			$ 11,196				$ 11,668		$ 11,893			$ 12,136			$ 12,430			$ 12,568			$ 12,416				$ 12,647			$ 12,414			$ 12,517			$ 12,780		$ 13,426				$ 13,745			$ 15,025			$ 14,505			$ 14,167			$ 14,500			$ 14,786			$ 15,317			$ 15,595			$ 16,393			$ 16,476		$ 14,819			$ 15,180			$ 13,972			$ 15,348			$ 15,554			$ 16,121			$ 16,999			$ 15,713			$ 16,951			$ 17,160			$ 17,010			$ 17,209			$ 17,233			$ 17,450			$ 17,943			$ 17,934			$ 16,559			$ 14,088			$ 16,759			$ 17,865			$ 18,401			$ 19,722			$ 21,627			$ 21,209			$ 20,630			$ 22,689			$ 23,250			$ 23,430			$ 23,327			$ 24,324			$ 25,897			$ 25,018			$ 25,895			$ 26,160			$ 26,632			$ 26,073			$ 29,205			$ 29,698			$ 29,721			$ 26,912			$ 25,792			$ 26,937			$ 23,732			$ 22,504			$ 20,064			$ 23,761			$ 22,704			$ 20,842			$ 21,071			$ 21,389			$ 18,949		$ 21,809		$ 21,353		$ 22,005		$ 21,751		$ 22,309		$ 25,043		$ 25,609		$ 25,177		$ 23,776		$ 22,469		$ 24,929		$ 26,460		$ 25,296		$ 27,307		$ 27,284		$ 26,017		$ 26,085		$ 27,093		$ 27,863		$ 27,811		$ 29,848		$ 29,331		$ 33,086			$ 33,459	$ 34,643		$ 32,213		$ 29,535		$ 29,512			$ 32,014	$ 32,587		$ 33,189		$ 34,732		$ 35,989
C000017595
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLP
Accumulated Value				10,000		10,563			10,468			10,770			10,836			10,862			11,373				11,218		11,305			11,894			11,797				11,739			11,550			11,459			10,974			11,308				11,495		12,050			12,002			12,128			12,456			12,173				12,254			12,124			12,036			11,838		12,496				12,770			12,984			11,996			11,887			11,398			11,219			11,722			12,191			12,251			12,361		12,620			12,926			11,748			12,341			12,570			13,051			13,425			12,938			13,620			13,938			14,234			14,480			14,417			14,612			14,973			15,021			13,776			13,027			13,934			14,166			14,135			15,100			15,800			15,540			15,079			16,212			16,491			15,669			15,471			16,749			17,086			17,386			17,295			17,664			17,868			17,124			17,724			17,471			19,311			19,032			18,780			19,062			19,538			18,734			18,284			18,872			18,526			17,015			18,544			19,692			19,152		18,940		18,504		19,284		19,985		18,749		19,279		19,685		18,909		18,008		17,759		18,494		18,987		19,230		19,641		20,283		20,058		20,532		20,491		20,830		22,077		22,337		21,558		22,377			21,299	21,417		22,506		22,247		22,309			22,581	22,221		21,889		22,158		21,654
C000017596
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLE
Accumulated Value				10,000		11,109			11,102			9,939			9,601			9,338			10,274				11,194		11,099			11,404			11,262				11,452			11,872			11,533			12,518			12,722				12,312		12,063			11,892			11,534			11,127			11,106				11,403			10,789			11,871			11,779		11,988				12,588			13,058			11,648			11,845			12,962			13,351			13,435			13,629			13,167			13,490		11,959			11,767			10,304			11,462			11,727			11,974			11,988			10,659			11,643			11,442			10,513			10,916			10,680			10,857			11,521			10,249			8,786			5,677			7,423			7,576			7,490			7,129			7,059			6,038			5,780			7,408			7,741			8,033			9,836			10,110			10,179			10,768			11,223			10,284			10,086			10,985			12,114			11,494			11,844			14,071			15,077			16,460			16,206			18,765			15,598			17,082			17,532			15,857			19,815			20,086			19,474		19,998		18,626		18,616		19,134		17,214		18,406		19,847		20,171		20,662		19,475		19,326		19,341		19,243		19,861		21,955		21,759		21,666		21,373		21,848		21,380		20,755		20,944		22,562			20,410	20,898		21,690		22,437		19,333			19,601	20,538		21,114		21,877		21,817
C000017597
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLF
Accumulated Value				10,000		10,621			10,821			10,589			9,652			9,367			10,051				10,390		10,599			10,262			10,624				11,028			10,736			10,981			12,506			12,991				13,021		13,695			13,318			13,204			13,046			13,882				14,120			13,892			14,602			15,028		15,552				15,854			16,876			16,405			15,698			15,639			15,497			15,199			15,997			16,216			15,855		15,106			15,527			13,778			14,991			15,352			14,951			16,294			15,126			16,141			16,534			15,733			16,459			16,854			17,700			18,173			17,703			15,726			12,369			13,549			13,915			13,871			14,391			15,005			14,486			14,368			16,792			17,840			17,539			19,549			20,680			22,035			23,086			22,397			22,298			23,438			23,002			24,676			23,274			24,044			24,055			23,729			23,684			21,349			21,931			19,541			20,946			20,524			18,937			21,203			22,691			21,506		22,978		22,450		20,313		20,955		20,051		21,390		22,423		21,830		21,147		20,625		22,869		24,098		24,828		25,857		27,085		25,953		26,769		26,531		28,247		29,516		29,355		30,142		33,235			31,428	33,484		33,956		32,528		31,850			33,256	34,313		34,295		35,362		35,411
C000017598
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLV
Accumulated Value				10,000		10,769			10,723			10,912			10,084			10,034			10,306				10,606		10,837			10,949			11,483				11,103			11,045			10,323			10,528			10,603				10,838		11,532			11,482			11,660			11,752			12,290				12,383			12,606			12,724			12,625		12,991				12,904			13,760			13,145			12,739			12,892			12,920			13,128			13,993			14,602			15,027		14,022			15,007			13,716			14,377			14,544			14,615			14,232			13,896			14,815			14,579			14,505			14,479			15,215			15,979			16,550			16,100			15,030			14,449			16,270			16,803			16,403			17,282			17,740			17,360			16,721			18,043			18,745			19,009			18,608			19,335			20,097			20,475			20,950			21,972			22,492			21,244			22,336			21,666			23,604			22,009			21,784			22,990			21,909			22,222			21,625			22,341			21,051			20,506			22,491			23,569			23,119		22,686		21,643		22,122		22,800		21,823		22,770		22,999		22,842		22,168		21,455		22,611		23,580		24,287		25,064		25,658		24,354		24,932		25,405		26,076		27,401		26,942		25,696		25,767			24,169	25,805		26,187		25,743		24,789			23,415	23,893		23,115		24,355		24,789
C000017599
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLI
Accumulated Value				10,000		10,872			10,962			10,689			10,083			10,503			11,244				11,381		11,330			11,414			11,831				11,945			11,962			11,720			12,776			12,821				13,065		13,571			13,479			13,733			13,977			14,175				14,209			14,245			14,836			14,948		15,557				15,878			16,755			16,107			15,673			15,235			15,690			15,172			16,280			16,326			16,680		14,879			15,447			13,798			15,368			16,347			16,161			16,822			15,519			16,731			16,841			16,397			16,889			17,070			17,828			17,816			17,734			16,084			12,990			14,121			14,892			15,189			15,847			17,208			17,078			16,832			19,513			19,745			18,895			20,193			21,984			22,771			23,483			22,963			23,165			23,428			21,986			23,496			22,672			23,877			22,747			22,546			23,306			21,551			21,446			19,856			21,740			21,130			18,920			21,554			23,243			22,554		23,389		23,180		23,330		23,052		22,321		24,840		25,560		25,049		23,556		22,867		24,882		26,624		26,387		28,293		29,536		28,479		28,946		28,674		30,076		30,934		31,978		31,578		33,947			31,245	32,815		32,343		31,180		31,238			33,994	35,206		36,262		36,261		36,965
C000017600
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLB
Accumulated Value				10,000		11,346			11,438			10,960			9,781			10,543			11,338				11,919		11,882			11,790			12,393				12,367			12,211			11,952			12,769			12,786				13,374		13,465			13,529			13,721			13,707			13,956				14,169			14,291			14,815			15,382		15,537				15,848			16,494			15,630			14,977			14,996			15,309			15,346			15,780			15,679			15,384		13,972			14,516			13,506			14,247			14,712			14,892			15,425			14,164			15,813			15,756			15,321			15,790			15,785			16,284			16,772			15,729			14,406			12,370			14,246			15,235			15,560			16,664			17,401			17,647			17,520			19,712			20,183			19,707			20,507			22,057			23,239			24,424			23,147			23,618			24,071			22,341			24,038			23,917			25,721			23,962			23,663			25,100			24,222			24,496			21,110			22,402			21,624			19,608			21,370			23,881			22,554		24,577		23,764		23,515		23,481		21,872		24,289		25,116		24,291		23,132		22,393		24,263		25,365		24,385		25,973		27,651		26,381		27,228		26,404		27,547		28,194		28,957		28,043		28,464			25,394	26,811		26,806		26,074		25,466			26,190	26,769		26,747		28,126		27,461
C000161049
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLRE
Accumulated Value			$ 10,000				$ 10,315			$ 10,248			$ 10,458			$ 9,980			$ 9,872			$ 10,912		$ 10,672				$ 10,841			$ 11,531			$ 11,866		$ 11,443					$ 11,292			$ 10,672			$ 10,343			$ 10,792		$ 10,784				$ 11,287			$ 11,169			$ 11,179			$ 11,258			$ 11,472		$ 11,607			$ 11,738			$ 11,576			$ 11,662				$ 12,006		$ 11,947			$ 11,723			$ 10,935			$ 11,347			$ 11,276			$ 11,529			$ 12,036			$ 12,165			$ 12,467			$ 12,140				$ 11,938			$ 12,607			$ 11,676			$ 12,932			$ 13,075			$ 13,716			$ 13,650			$ 13,807			$ 14,055			$ 14,297			$ 14,991			$ 15,132			$ 15,114			$ 14,852			$ 15,043			$ 15,255			$ 14,286			$ 12,141			$ 13,286			$ 13,539			$ 13,740			$ 14,286			$ 14,292			$ 14,003			$ 13,538			$ 14,484			$ 14,701			$ 14,778			$ 15,005			$ 16,020			$ 17,343			$ 17,551			$ 18,109			$ 18,947			$ 19,477			$ 18,263			$ 19,640			$ 19,470			$ 21,460			$ 19,634			$ 18,667			$ 20,120			$ 19,402			$ 18,427			$ 17,144			$ 18,606			$ 17,561			$ 15,257			$ 15,567			$ 16,640			$ 15,837		$ 17,403		$ 16,371		$ 16,146		$ 16,301		$ 15,565		$ 16,440		$ 16,644		$ 16,145		$ 14,981		$ 14,561		$ 16,374		$ 17,797		$ 16,952		$ 17,388		$ 17,694		$ 16,190		$ 17,011		$ 17,355		$ 18,606		$ 19,681		$ 20,330		$ 19,662		$ 20,472	$ 18,710			$ 19,052		$ 19,855		$ 19,375		$ 19,141	$ 19,329			$ 19,359		$ 19,340		$ 19,759		$ 19,840
C000017601
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLK
Accumulated Value				10,000		11,033			11,102			10,889			10,496			10,418			11,327				10,761		11,292			11,133			11,916				12,063			12,313			12,223			12,235			12,502				12,966		13,554			13,852			14,127			14,678			14,279				14,914			15,345			15,480			16,483		16,720				16,788			17,977			17,911			17,252			17,253			18,403			18,372			18,756			20,000			19,990		18,397			18,051			16,525			17,672			18,886			19,793			21,061			19,234			20,983			21,681			21,357			21,677			22,516			23,722			24,782			25,760			23,889			21,814			24,818			26,563			28,451			30,044			33,641			31,838			30,211			33,656			35,579			35,247			35,735			36,336			38,241			37,889			40,518			42,079			43,574			41,050			44,398			46,324			47,865			44,643			42,415			43,778			39,014			38,747			35,154			39,866			37,399			32,915			35,444			37,710			34,601		37,811		37,965		42,080		42,025		45,737		48,568		49,792		49,026		45,864		45,902		51,808		53,971		55,444		58,087		58,546		55,138		59,027		63,661		61,556		62,016		63,655		62,673		65,866			65,641	65,183		63,707		58,402		59,465			65,367	71,757		74,359		74,337		80,002
C000017602
Account Value [Line Items]
Line Graph and Table Measure Name																																						XLU
Accumulated Value				10,000		10,109			9,893			10,101			10,596			10,802			11,663				11,381		11,552			12,445			12,358				11,665			11,706			11,806			11,170			11,717				11,869		12,489			12,464			12,560			13,087			12,732				13,041			13,464			13,097			13,603		13,975				13,125			12,726			12,235			12,692			12,956			12,809			13,161			13,404			13,552			13,475		13,736			14,224			13,655			14,120			14,705			15,127			15,265			15,146			15,647			15,602			16,402			17,093			16,961			16,647			17,215			18,356			16,551			14,885			15,361			16,029			15,285			16,474			16,038			16,218			17,032			17,155			17,275			17,116			16,072			17,749			18,504			18,064			17,673			18,436			19,166			17,994			18,842			18,531			20,312			19,648			19,282			21,268			20,364			21,238			20,183			21,288			21,396			18,976			19,363			20,715			20,604		20,192		19,005		19,940		20,310		19,123		19,438		19,917		18,692		17,644		17,869		18,788		19,147		18,570		18,775		20,007		20,336		22,151		20,935		22,351		23,432		24,972		24,716		25,624			23,593	24,282		24,691		24,756		24,777			25,737	25,818		27,091		26,662		27,763
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value	9,804	10,000			10,169			10,500			10,560			9,838			10,039			9,132			9,864			10,181			10,379			10,799			10,113				10,825			10,981			10,807			11,009			11,248			11,656			12,008			12,003			11,015			9,654			10,892			11,411			11,638			12,294			13,178			12,677			12,340			13,691			14,217			14,073			14,461			15,095			15,900			16,011			16,385			16,774			17,284			16,481			17,635			17,513			18,298			17,351			16,832			17,457			15,934			15,963			14,646			15,996			15,344			13,931			15,059			15,900			14,984			15,926			15,537			16,107			16,359			16,430			17,516			18,078			17,790			16,942			16,586			18,101			18,923			19,241			20,268			20,920			20,066			21,061			21,817			22,082			22,618			23,101			22,891			24,235			23,657			24,316			23,999			22,647			22,493			23,909			25,125			25,689			26,209			27,166
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value			10,000				10,425			10,456			10,291			9,781			9,768			10,430		10,471				10,659			10,686			11,080		11,096					11,098			10,895			11,299			11,522		11,741				12,207			12,221			12,347			12,521			12,599		12,858			12,897			13,163			13,470				13,883		14,038			14,842			14,295			13,931			13,985			14,322			14,410			14,946			15,433			15,521				14,460			14,755			13,422			14,498			14,964			15,254			15,872			14,863			15,911			16,139			15,884			16,181			16,531			17,132			17,649			17,642			16,189			14,190			16,009			16,771			17,105			18,069			19,368			18,632			18,137			20,122			20,896			20,685			21,255			22,186			23,370			23,533			24,083			24,655			25,404			24,223			25,920			25,740			26,894			25,502			24,739			25,657			23,420			23,463			21,526			23,511			22,552			20,475			22,133			23,370			22,023		23,407		22,836		23,674		24,044		24,148		25,744		26,571		26,148		24,901		24,378		26,604		27,813		28,280		29,790		30,748		29,493		30,955		32,066		32,456		33,243		33,953		33,645		35,620	34,771			35,740		35,273		33,286		33,060	35,141			36,928		37,757		38,522		39,928
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,844			10,876			10,704			10,173			10,159			10,849				10,891		11,086			11,115			11,525				11,541			11,543			11,332			11,752			11,984				12,212		12,697			12,711			12,842			13,023			13,104				13,373			13,414			13,691			14,011		14,440				14,601			15,437			14,868			14,490			14,546			14,896			14,988			15,545			16,052			16,143		15,040			15,346			13,961			15,079			15,564			15,866			16,508			15,459			16,549			16,787			16,521			16,830			17,195			17,819			18,356			18,349			16,839			14,759			16,651			17,444			17,791			18,794			20,145			19,380			18,864			20,929			21,734			21,514			22,108			23,076			24,307			24,477			25,049			25,644			26,423			25,194			26,960			26,773			27,973			26,525			25,731			26,686			24,359			24,404			22,389			24,454			23,457			21,296			23,020			24,307			22,907		24,346		23,752		24,624		25,008		25,117		26,776		27,637		27,197		25,900		25,355		27,671		28,928		29,414		30,985		31,982		30,675		32,196		33,352		33,758		34,577		35,315		34,995		37,049			36,166	37,173		36,688		34,621		34,386			36,550	38,409		39,271		40,067		41,530
SPDR ETFs Index: Communications Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Communications Services Select Sector Index
Accumulated Value	$ 9,882	$ 10,000			$ 9,690			$ 9,839			$ 9,825			$ 9,245			$ 9,042			$ 8,305			$ 9,287			$ 9,242			$ 9,432			$ 10,106			$ 9,502				$ 9,953			$ 10,269			$ 10,025			$ 10,038			$ 10,259			$ 10,655			$ 10,912			$ 10,968			$ 10,330			$ 9,015			$ 10,256			$ 11,024			$ 11,051			$ 11,872			$ 12,939			$ 12,165			$ 12,117			$ 13,391			$ 13,857			$ 13,736			$ 14,703			$ 15,077			$ 16,052			$ 16,203			$ 16,689			$ 16,989			$ 17,651			$ 16,554			$ 16,588			$ 15,577			$ 16,080			$ 15,311			$ 14,168			$ 14,271			$ 12,262			$ 12,492			$ 11,291			$ 11,729			$ 11,318			$ 9,984			$ 10,048			$ 10,740			$ 10,024			$ 11,513			$ 11,185			$ 12,157			$ 12,560			$ 13,050			$ 13,672			$ 14,449			$ 14,230			$ 13,816			$ 13,628			$ 14,691			$ 15,341			$ 16,029			$ 16,782			$ 17,299			$ 16,499			$ 17,631			$ 18,191			$ 18,236			$ 18,550			$ 19,266			$ 19,622			$ 20,967			$ 20,679			$ 21,887			$ 21,808			$ 20,679			$ 20,484			$ 21,755			$ 23,332			$ 23,097			$ 23,911			$ 25,514
SPDR ETFs Index: Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Consumer Discretionary Select Sector Index
Accumulated Value				10,000		10,907			10,881			10,579			10,038			10,076			10,749				10,763		10,778			10,650			11,136				10,997			10,964			10,707			11,210			11,217				11,692		11,920			12,165			12,461			12,601			12,450				12,684			12,451			12,556			12,821		13,470				13,794			15,083			14,560			14,221			14,557			14,847			15,383			15,665			16,469			16,555		14,891			15,256			14,040			15,426			15,634			16,208			17,095			15,801			17,050			17,263			17,114			17,314			17,339			17,559			18,060			18,053			16,666			14,182			16,875			17,990			18,532			19,865			21,788			21,366			20,784			22,862			23,433			23,616			23,515			24,524			26,113			25,229			26,118			26,388			26,866			26,304			29,468			29,968			29,995			27,162			26,033			27,191			23,956			22,719			20,255			23,993			22,926			21,042			21,276			21,599			19,128		22,019		21,559		22,220		21,965		22,531		25,300		25,874		25,439		24,021		22,702		25,191		26,743		25,568		27,603		27,582		26,302		26,373		27,397		28,178		28,128		30,196		29,675		33,480			33,862	35,061		32,602		29,892		29,872			32,407	32,989		33,600		35,166		36,440
SPDR ETFs Index: Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Consumer Staples Select Sector Index
Accumulated Value				10,000		10,566			10,471			10,778			10,846			10,874			11,388				11,234		11,323			11,915			11,819				11,762			11,573			11,483			10,995			11,333				11,522		12,081			12,034			12,161			12,493			12,209				12,291			12,162			12,074			11,876		12,539				12,817			13,033			12,041			11,930			11,438			11,259			11,765			12,239			12,301			12,412		12,671			12,981			11,796			12,394			12,625			13,112			13,490			13,001			13,689			14,010			14,310			14,560			14,497			14,695			15,061			15,110			13,858			13,106			14,023			14,258			14,226			15,201			15,909			15,647			15,183			16,328			16,611			15,782			15,585			16,879			17,222			17,526			17,437			17,811			18,019			17,266			17,875			17,622			19,487			19,206			18,952			19,241			19,723			18,910			18,465			19,062			18,712			17,182			18,733			19,897			19,351		19,139		18,698		19,491		20,202		18,950		19,488		19,901		19,116		18,202		17,950		18,696		19,198		19,447		19,866		20,520		20,293		20,776		20,736		21,081		22,347		22,613		21,824		22,655			21,567	21,688		22,792		22,532		22,597			22,866	22,503		22,168		22,442		21,933
SPDR ETFs Index: Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Energy Select Sector Index
Accumulated Value				10,000		11,113			11,106			9,936			9,598			9,335			10,274				11,196		11,103			11,408			11,267				11,459			11,880			11,542			12,533			12,741				12,331		12,082			11,908			11,551			11,143			11,123				11,421			10,806			11,902			11,811		12,023				12,631			13,105			11,689			11,892			13,016			13,407			13,492			13,688			13,226			13,554		12,019			11,826			10,346			11,513			11,782			12,035			12,050			10,708			11,704			11,503			10,567			10,977			10,741			10,919			11,596			10,314			8,830			5,712			7,474			7,631			7,547			7,177			7,105			6,070			5,811			7,454			7,788			8,082			9,901			10,179			10,249			10,843			11,309			10,364			10,164			11,077			12,216			11,592			11,949			14,197			15,214			16,619			16,364			18,949			15,744			17,244			17,699			16,004			20,001			20,277			19,663		20,192		18,809		18,804		19,328		17,390		18,591		20,047		20,377		20,872		19,674		19,526		19,546		19,448		20,074		22,195		21,998		21,906		21,614		22,097		21,625		20,993		21,185		22,822			20,650	21,146		21,949		22,710		19,571			19,844	20,786		21,371		22,144		22,091
SPDR ETFs Index: Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Financial Select Sector Index
Accumulated Value				10,000		10,624			10,826			10,596			9,658			9,374			10,060				10,402		10,613			10,273			10,637				11,045			10,744			10,991			12,523			13,011				13,042		13,720			13,340			13,228			13,067			13,907				14,146			13,919			14,635			15,064		15,592				15,898			16,927			16,456			15,746			15,688			15,546			15,248			16,052			16,274			15,912		15,159			15,583			13,826			15,048			15,413			15,010			16,361			15,187			16,210			16,607			15,803			16,537			16,936			17,790			18,268			17,796			15,805			12,436			13,628			13,998			13,954			14,479			15,100			14,574			14,455			16,898			17,958			17,658			19,687			20,830			22,199			23,262			22,572			22,473			23,628			23,191			24,884			23,470			24,251			24,264			23,935			23,891			21,533			22,121			19,710			21,131			20,706			19,098			21,388			22,894			21,696		23,186		22,654		20,489		21,141		20,228		21,582		22,629		22,030		21,339		20,813		23,086		24,332		25,073		26,116		27,363		26,219		27,046		26,807		28,538		29,826		29,664		30,461		33,592			31,767	33,851		34,329		32,886		32,203			33,628	34,700		34,684		35,767		35,818
SPDR ETFs Index: Health Care Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Health Care Select Sector Index
Accumulated Value				10,000		10,771			10,727			10,919			10,091			10,043			10,316				10,618		10,851			10,963			11,500				11,119			11,062			10,340			10,547			10,623				10,859		11,558			11,509			11,689			11,782			12,326				12,421			12,647			12,767			12,669		13,038				12,952			13,814			13,196			12,789			12,944			12,973			13,184			14,056			14,671			15,100		14,090			15,084			13,784			14,452			14,622			14,693			14,306			13,969			14,897			14,659			14,587			14,562			15,307			16,078			16,655			16,202			15,122			14,544			16,384			16,923			16,521			17,410			17,875			17,490			16,846			18,183			18,894			19,163			18,759			19,495			20,267			20,650			21,133			22,168			22,695			21,436			22,543			21,867			23,831			22,221			21,994			23,218			22,124			22,443			21,845			22,571			21,266			20,714			22,726			23,821			23,366		22,929		21,873		22,359		23,047		22,058		23,019		23,254		23,093		22,409		21,689		22,863		23,846		24,564		25,354		25,957		24,638		25,225		25,708		26,389		27,736		27,269		26,008		26,082			24,461	26,122		26,511		26,061		25,096			23,703	24,190		23,401		24,660		25,100
SPDR ETFs Index: Industrial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Industrial Select Sector Index
Accumulated Value				10,000		10,875			10,966			10,693			10,087			10,509			11,255				11,395		11,345			11,428			11,848				11,958			11,976			11,735			12,798			12,845				13,092		13,602			13,510			13,766			14,013			14,214				14,249			14,288			14,885			14,999		15,615				15,941			16,824			16,175			15,741			15,301			15,761			15,240			16,356			16,405			16,763		14,951			15,526			13,865			15,447			16,437			16,249			16,917			15,604			16,829			16,942			16,497			16,996			17,180			17,947			17,936			17,856			16,191			13,085			14,227			15,010			15,311			15,976			17,353			17,221			16,974			19,685			19,921			19,064			20,378			22,194			22,992			23,713			23,188			23,394			23,663			22,208			23,736			22,906			24,128			22,987			22,787			23,557			21,784			21,680			20,076			21,984			21,367			19,128			21,791			23,503			22,806		23,653		23,443		23,597		23,317		22,579		25,128		25,858		25,342		23,831		23,135		25,176		26,941		26,703		28,635		29,898		28,828		29,304		29,030		30,452		31,323		32,383		31,979		34,380			31,648	33,240		32,763		31,587		31,648			34,443	35,674		36,747		36,750		37,465
SPDR ETFs Index: Materials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Materials Select Sector Index
Accumulated Value				10,000		11,350			11,444			10,967			9,786			10,552			11,351				11,936		11,900			11,806			12,413				12,388			12,233			11,975			12,796			12,816				13,408		13,500			13,566			13,760			13,747			14,000				14,216			14,340			14,838			15,409		15,567				15,882			16,532			15,665			15,009			15,030			15,344			15,381			15,818			15,718			15,423		14,005			14,554			13,539			14,285			14,754			14,936			15,474			14,206			15,870			15,815			15,380			15,853			15,850			16,354			16,848			15,801			14,469			12,420			14,310			15,306			15,634			16,746			17,490			17,736			17,610			19,817			20,295			19,816			20,577			22,141			23,330			24,523			23,239			23,715			24,173			22,433			24,143			24,024			25,843			24,076			23,777			25,230			24,349			24,627			21,219			22,522			21,739			19,707			21,482			24,008			22,673		24,709		23,894		23,645		23,612		21,996		24,427		25,261		24,433		23,264		22,523		24,406		25,517		24,533		26,133		27,825		26,549		27,404		26,574		27,726		28,380		29,152		28,234		28,660			25,571	27,000		26,996		26,265		25,654			26,385	26,972		26,950		28,342		27,672
SPDR ETFs Index: Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Real Estate Select Sector Index
Accumulated Value			$ 10,000				$ 10,316			$ 10,252			$ 10,468			$ 9,988			$ 9,879			$ 10,931		$ 10,691				$ 10,861			$ 11,554			$ 11,891		$ 11,466					$ 11,312			$ 10,691			$ 10,363			$ 10,814		$ 10,807				$ 11,313			$ 11,197			$ 11,208			$ 11,289			$ 11,506		$ 11,644			$ 11,776			$ 11,613			$ 11,700				$ 12,048		$ 11,987			$ 11,761			$ 10,971			$ 11,386			$ 11,315			$ 11,570			$ 12,084			$ 12,214			$ 12,519			$ 12,188				$ 11,984			$ 12,658			$ 11,721			$ 12,985			$ 13,130			$ 13,776			$ 13,711			$ 13,870			$ 14,115			$ 14,360			$ 15,060			$ 15,203			$ 15,186			$ 14,925			$ 15,121			$ 15,336			$ 14,363			$ 12,216			$ 13,374			$ 13,630			$ 13,831			$ 14,383			$ 14,390			$ 14,096			$ 13,630			$ 14,584			$ 14,806			$ 14,884			$ 15,113			$ 16,142			$ 17,479			$ 17,691			$ 18,255			$ 19,101			$ 19,638			$ 18,415			$ 19,805			$ 19,636			$ 21,645			$ 19,805			$ 18,832			$ 20,299			$ 19,577			$ 18,594			$ 17,311			$ 18,789			$ 17,734			$ 15,401			$ 15,716			$ 16,801			$ 15,990		$ 17,573		$ 16,532		$ 16,301		$ 16,459		$ 15,717		$ 16,596		$ 16,803		$ 16,300		$ 15,119		$ 14,696		$ 16,527		$ 17,965		$ 17,114		$ 17,556		$ 17,867		$ 16,348		$ 17,179		$ 17,525		$ 18,790		$ 19,878		$ 20,535		$ 19,863		$ 20,681	$ 18,906			$ 19,253		$ 20,066		$ 19,582		$ 19,348	$ 19,539			$ 19,570		$ 19,552		$ 19,977		$ 20,060
SPDR ETFs Index: Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Technology Select Sector Index
Accumulated Value				10,000		11,037			11,107			10,895			10,503			10,426			11,339				10,772		11,307			11,146			11,935				12,084			12,335			12,247			12,260			12,531				12,999		13,592			13,892			14,170			14,727			14,327				14,968			15,404			15,540			16,552		16,793				16,863			18,062			17,998			17,336			17,339			18,499			18,471			18,860			20,115			20,108		18,506			18,158			16,622			17,779			19,005			19,922			21,204			19,362			21,130			21,834			21,510			21,836			22,685			23,906			24,980			25,971			24,080			22,000			25,036			26,802			28,716			30,329			33,971			32,148			30,508			33,994			35,945			35,612			36,107			36,720			38,652			38,301			40,963			42,546			44,062			41,513			44,904			46,857			48,423			45,167			42,914			44,300			39,481			39,214			35,586			40,362			37,864			33,323			35,886			38,187			35,037		38,291		38,448		42,624		42,571		46,337		49,206		50,450		49,677		46,473		46,514		52,505		54,704		56,201		58,884		59,357		55,905		59,853		64,556		62,426		62,897		64,567		63,575		66,817			66,597	66,136		64,641		59,264		60,347			66,341	72,835		75,481		75,464		81,220
SPDR ETFs Index: Utilities Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Utilities Select Sector Index
Accumulated Value				$ 10,000		$ 10,111			$ 9,895			$ 10,108			$ 10,606			$ 10,813			$ 11,682				$ 11,400		$ 11,573			$ 12,476			$ 12,389				$ 11,693			$ 11,739			$ 11,841			$ 11,203			$ 11,757				$ 11,904		$ 12,532			$ 12,509			$ 12,607			$ 13,141			$ 12,786				$ 13,098			$ 13,524			$ 13,154			$ 13,665		$ 14,042				$ 13,179			$ 12,778			$ 12,283			$ 12,746			$ 13,014			$ 12,867			$ 13,223			$ 13,470			$ 13,620			$ 13,539		$ 13,804			$ 14,298			$ 13,723			$ 14,193			$ 14,783			$ 15,211			$ 15,351			$ 15,234			$ 15,739			$ 15,696			$ 16,505			$ 17,208			$ 17,077			$ 16,762			$ 17,338			$ 18,491			$ 16,665			$ 15,001			$ 15,484			$ 16,165			$ 15,411			$ 16,615			$ 16,175			$ 16,357			$ 17,182			$ 17,305			$ 17,427			$ 17,267			$ 16,210			$ 17,915			$ 18,681			$ 18,237			$ 17,842			$ 18,615			$ 19,355			$ 18,159			$ 19,018			$ 18,704			$ 20,506			$ 19,835			$ 19,468			$ 21,485			$ 20,572			$ 21,460			$ 20,392			$ 21,514			$ 21,624			$ 19,171			$ 19,565			$ 20,938			$ 20,827		$ 20,411		$ 19,207		$ 20,151		$ 20,528		$ 19,324		$ 19,642		$ 20,128		$ 18,889		$ 17,826		$ 18,055		$ 18,989		$ 19,352		$ 18,769		$ 18,979		$ 20,236		$ 20,569		$ 22,414		$ 21,179		$ 22,616		$ 23,716		$ 25,280		$ 25,022		$ 25,945			$ 23,886	$ 24,587		$ 25,002		$ 25,066		$ 25,090			$ 26,052	$ 26,134		$ 27,425		$ 26,991		$ 28,112